Share-Based Compensation - Expenses Recorded by Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 26,101	$ 3,576	¥ 33,554	¥ 7,863
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	81	11	370	686
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,924	264	580	1,580
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	(662)	(91)	509	1,899
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 24,758	$ 3,392	¥ 32,095	¥ 3,698